Financial Instruments Risk - Accounts Payable and Accrued Liabilities (Details) - Liquidity risk - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	$ 9,310	$ 27,620
Accrued liabilities	24,625	23,830
Payroll liabilities	13,623	19,643
Excise and sales tax payable	3,034	2,512
Accounts payable and accrued liabilities	$ 50,592	$ 73,605